Operations (Details 1)	12 Months Ended
Dec. 31, 2023
Voltalia Sao Migueldo Gostoso I Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Voltalia São Miguel do Gostoso I Participações S.A.
Headquarters	São Paulo/SP
Main activity	Interests in companies
Interest	49.00%
Investor	Copel
Solar Parana G D Participcoes S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Solar Paraná GD Participações S.A.
Headquarters	Curitiba/PR
Main activity	Interests in companies
Interest	49.00%
Investor	Copel
Caiua Transmissorade Energia S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Caiuá Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Integracao Maranhense Transmissorade Energia S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Integração Maranhense Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Matrincha Transmissorade Energia T P N O R T E S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Matrinchã Transmissora de Energia (TP NORTE) S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Guaraciaba Transmissorade Energia T P S U L S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Guaraciaba Transmissora de Energia (TP SUL) S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Paranaiba Transmissorade Energia S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Paranaíba Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	24.50%
Investor	Copel GeT
Matade Santa Genebra Transmissao S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Mata de Santa Genebra Transmissão S.A.
Headquarters	Jundiaí/SP
Main activity	Transmission of electricity
Interest	50.10%
Investor	Copel GeT
Cantareira Transmissorade Energia S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Cantareira Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT